SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule Of Foreign Currency Exchange Rates Used [Table Text Block]	The exchange rates applied are as follows:
	2012	2011	2010
RMB exchange rate at balance sheets dates,	6.3265	6.5574	6.6981
Average RMB exchange rate for each period	6.3299	6.6181	6.8214

Property Plant and Equipment Estimated Useful Life [Table Text Block]

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
In October 2011, Kingtone Information is verified as a “high-technology enterprise” until 2014 and therefore it has benefited from the preferential tax rate of 15%.
	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
PRC federal statutory tax rate	25%	25%	25%
Income (loss) before tax	(8,988)	(1,005)	9,845
Computed expected income tax expense	-	-	2,461
Non-deductible expenses	-	32	-
Effect of tax holidays	-	-	(853)
Income tax expenses	-	32	1,608